Financial Assets at Amortized Cost-2018 (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Financial Assets at Amortized Cost

December 31, 2018
NT$
(In Millions)
Corporate bonds	$19,520.0
Commercial paper	2,294.1
Less: Allowance for impairment loss	(8.2)

$21,805.9

Current portion	$14,277.6
Noncurrent portion	7,528.3

$21,805.9